Basis of Presentation and Significant Accounting Policies - Cash and Receivables (Details) - USD ($)		1 Months Ended
	Mar. 10, 2015	Oct. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Accounts Receivable
Allowance for uncollectible receivables			$ 0	$ 0	$ 0	$ 0
Cash Held in Escrow | October 2016 Acquisition
Cash Held in Escrow
Release of cash held in escrow		$ 42,000,000
Cash Held in Escrow | Certain Oil And Gas Properties In Adams Broomfield Boulder Weld Counties 2015 Acquisition
Cash Held in Escrow
Release of cash held in escrow	$ 10,100,000